UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21996

Greenwich Advisors Trust

(Exact name of registrant as specified in charter)

330 Railroad Avenue, Greenwich, CT 06830
(Address of principal executive offices)

Gemini Fund Services, LLC.

450 Wireless Blvd.

Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-531-7064

Date of fiscal year end: February 29, 2010

Date of reporting period: August 31, 2009

Item 1. Reports to Stockholders.

Greenwich Advisors India Select Fund

Semi - Annual Report

August 31, 2009

Greenwich Advisors India Select Fund semi-annual report

Dear Shareholders:

We are pleased to present this report for the Greenwich Advisors India Select Fund, covering the six-month period between March 1, 2009 and August 31, 2009. The Indian stock market posted significant gains during the period, as investors responded to India’s strong economic growth by buying Indian shares. The Bombay Stock Exchange (BSE) 100 Index1, which tracks the returns of stocks throughout India, gained 90.76% for the period, while the India Select Fund gained 69.76% (Class A Shares without load).

Market Review

The Indian stock market rallied as stocks worldwide recovered from the global recessionary bear market. Investors regained confidence in financial markets and reversed the flight to quality that had resulted from the U.S. sub-prime mortgage crisis, spurring gains in India and across Asia. In the Indian market, banking and real estate shares fared particularly well, as did information technology, capital goods and metals stocks. Fast-moving consumer goods, the sector with the weakest performance during the period, produced a gain of 27% for the period.

Food prices rose precipitously due to a delayed and dry monsoon season that caused severe drought in parts of India. Nevertheless, India’s inflation rate dropped dramatically during the period under review, falling into negative territory in the second half the period.

Growth in India’s gross domestic product remained strong during the period under review, driven largely by consumer spending. Corporate earnings growth likewise remained robust. The period saw positive political developments as well. India’s coalition government was re-elected, minimizing the Communist Party’s ability to affect government policies. Markets reacted favorably to this development, as investors gained confidence that India’s globalization efforts would continue.

Fund Review

The Fund held overweight positions in shares of materials, telecommunications and industrials firms. Those sectors outperformed the Indian market as a whole, so our emphasis on them contributed positively to the Fund’s performance relative to its benchmark. The Fund’s underweight position in fast-moving consumer goods also boosted relative performance, as this sector produced the period’s weakest returns.

Our cash holdings weighed on the Fund’s returns relative to its benchmark. We believe the markets will continue to be volatile for the short to medium term and may offer buying opportunities which our cash holdings will allow us to take advantage of these opportunities. The Fund’s underweight position in real estate also hurt relative performance. Though real estate shares produced significant gains during the period, we feel the sector is likely to be very volatile.

Thank you for investing with the Greenwich Advisors India Select Fund. We will continue to monitor changes in the Indian stock market and adjust the Fund’s portfolio as our research unearths attractive investment opportunities. Please contact your investment advisor if you have any questions or require assistance.

Sincerely,

Suhas Kundapoor

Investment Concerns:

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

International investing involves increased risk and volatility.  An investment in this Fund entails the special risks of international investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

The geographical concentration of the portfolio holdings in this Fund may involve increased risk.

Definitions:

¹ The Bombay Stock Exchange 100 (BSE 100) Index is a free float-adjusted market capitalization-weighted index of 100 stocks on the Bombay Stock Exchange. The index is unmanaged and does not reflect the deduction of fees, such as investment management, fund accounting or taxes associated with a mutual fund. Investors cannot invest directly in an index.  Return quoted in U.S. dollars.

Greenwich Advisors India Select Fund
Fund Performance Review
August 31, 2009 (Unaudited)

The Fund's performance figures* for the periods ended August 31, 2009, compared to its benchmarks:

	6 Month	1 Year	Since Inception	Inception Date
A Shares (without load)	69.76%	-2.29%	-11.85%	8/1/2007
A Shares (with max load of 5.75%)	59.88%	-7.90%	-14.32%
C Shares (without CDSC)	69.49%	-2.69%	-12.29%	8/1/2007
C Shares (with max CDSC of 1.00%)	68.80%	-3.66%	-12.29%
I Shares	70.24%	-1.52%	-11.36%	8/1/2007
Bombay Stock Exchange 100 Index[1]	90.76%	-2.88%	-5.54%

		A Shares	C Shares	I Shares
Gross Expense Ratio[2]		46.24%	46.83%	48.03%
Net Expenses Ratio		2.41%	2.91%	1.91%

* Past performance does not guarantee future results.  The performance data quoted represents past performance, and current returns may be lower or higher.  Total return figures include change in share price, reinvestment of dividends and capital gains.  The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.  To obtain performance information current to the most recent month-end, please call 1-866-667-8733.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.”

Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

¹ The Bombay Stock Exchange 100 (BSE 100) Index is a free float-adjusted market capitalization-weighted index of 100 stocks on the Bombay Stock Exchange. The index is unmanaged and does not reflect the deduction of fees, such as investment management, fund accounting or taxes associated with a mutual fund. Investors cannot invest directly in an index.  Return quoted in U.S. dollars.

[2] The Gross and Net expense ratios are from the Fund's most recent Prospectus, dated July 1, 2009. The net expense ratio reflects contractual waivers, if not extended, will end on June 30, 2010. In absence of such waivers, total return would have been reduced. Additional information pertaining to the Fund's expense ratios as of August 31, 2009 can be found in this report in the financial highlights section for each class.

Top Holdings By Industry			% of Net Assets
Engineering & Construction			10.4%
Mining			8.2%
Software			7.7%
Oil & Gas			6.7%
Telecommunications			5.9%
Computers			5.6%
Auto Manufactures			5.2%
Banks			4.7%
Electrical Components & Equipment			4.4%
Building Materials			3.7%
Other, Cash & Cash Equivalents			37.5%
			100.0%

Greenwich Advisors India Select Fund
PORTFOLIO OF INVESTMENTS
August 31, 2009 (Unaudited)

Shares		Value

	COMMON STOCK - 75.1%
	AGRICULTURE - 1.8%
2,424	ITC Ltd.	$ 11,469

	AUTO MANUFACTURERS - 5.2%
1,541	Mahindra & Mahindra Ltd.	27,282
615	Tata Motors Ltd.	6,144
		33,426
	BANKS - 4.7%
377	HDFC Bank Ltd.	11,356
1,220	ICICI Bank Ltd.	18,770
		30,126
	BUILDING MATERIALS - 3.7%
1,607	Ambuja Cements Ltd.	3,265
250	Grasim Industries Ltd.	13,729
2,438	India Cements Ltd.	6,714
		23,708
	CHEMICALS - 1.7%
3,220	United Phosphorus Ltd.	11,160

	COMPUTERS - 5.6%
551	Infosys Technologies Ltd.	24,068
1,142	Tata Consultancy Services Ltd.	12,330
		36,398
	COSMETICS/PERSONAL CARE - 1.1%
2,855	Dabur India Ltd.	7,302

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
320	Housing Development Finance Corp.	16,213

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.4%
819	ABB Ltd.	12,730
337	Bharat Heavy Electricals Ltd.	15,938
		28,668
	ENGINEERING & CONSTRUCTION - 10.4%
8,135	Jaiprakash Associates Ltd.	37,892
910	Larsen & Toubro Ltd.	29,223
		67,115
	INSURANCE - 1.2%
432	Reliance Capital Ltd.	7,719

	IRON/STEEL - 1.1%
805	Tata Steel Ltd.	7,004

	LODGING - 1.0%
4,696	Indian Hotels Co. Ltd.	6,282

	MINING - 8.2%
7,938	Sesa Goa Ltd.	34,521
1,309	Sterlite Industries India Ltd. *	18,055
		52,576

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2009 (Unaudited)

Shares		Value
	OIL&GAS - 6.7%
1,047	Reliance Industries Ltd. *	$ 43,024

	PHARMACEUTICALS - 2.2%
1,491	Cipla Ltd/India	8,281
11	Ranbaxy Laboratories Ltd. *	74
229	Sun Pharmaceutical Industries Ltd.	5,589
		13,944
	SOFTWARE - 7.7%
347	Financial Technologies India Ltd.	10,698
897	HCL Technologies Ltd.	5,513
946	Oracle Financial Services Software Ltd. *	33,664
		49,875
	TELECOMMUNICATIONS - 5.9%
1,976	Bharti Airtel Ltd.	17,172
3,864	Reliance Communications Ltd.	20,617
		37,789

	TOTAL COMMON STOCK ( Cost - $594,895)	483,798

	SHORT-TERM INVESTMENTS - 15.7%
	MONEY MARKET FUND - 15.7%
100,913	UBOC Money Market Fund, 0.02% **	100,913
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $100,913)

	TOTAL INVESTMENTS - 90.8% ( Cost - $695,808) (a)	$ 584,711
	OTHER ASSETS LESS LIABILITIES - 9.2%	59,007
	NET ASSETS - 100.0%	$ 643,718

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substentially the same, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 24,810
	Unrealized depreciation	(135,907)
	Net unrealized depreciation	$ (111,097)

* Non-Income producing security.
** Variable rate security. Rate disclosed is as of August 31, 2009.

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2009 (Unaudited)

ASSETS
Investments at value (Cost $695,808)	$ 584,711
Foreign Currency (Cost $244)	241
Receivable from Investment Advisor	57,432
Dividends receivable	524
Prepaid expenses and other assets	46,646
TOTAL ASSETS	689,554

LIABILITIES
Payable to affiliates	13,376
Distribution (12b-1) fees	364
Accrued expenses of liabilities	32,096
TOTAL LIABILITIES	45,836
NET ASSETS	$ 643,718

Net Assets Consist Of:
Paid in capital	$ 1,385,651
Accumulated net investment loss	(3,827)
Accumulated net realized loss from security transactions	(627,006)
Net unrealized depreciation on investments and foreign currency transactions	(111,100)
NET ASSETS	$ 643,718

Class A Shares
Net Assets	$ 442,602
Shares Outstanding	57,532
Net Asset Value, Offering and Redemption Price per share (a)	$ 7.69

Maximum Sales Charge	5.75%

Maximum Offering Price per share	$ 8.16

Class C Shares
Net Assets	$ 193,341
Shares Outstanding	25,410
Net Asset Value, Offering and Redemption Price per share (a)	$ 7.61

Class I Shares
Net Assets	$ 7,775
Shares Outstanding	1,000
Net Asset Value, Offering and Redemption Price per share (a)	$ 7.78

(a) Redemptions made with 90 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$ 3,049
Interest	9
TOTAL INVESTMENT INCOME	3,058

EXPENSES
Transfer agent fees	30,339
Administrative services fees	26,049
Registration fees	24,152
Accounting services fees	21,357
Compliance officer fees	11,967
Legal fees	11,824
Audit fees	9,469
Insurance expense	7,123
Custodian fees	4,607
Trustees' fees and expenses	4,400
Printing and postage expenses	3,621
Investment advisory fees	3,445
Distribution (12b-1) fees (Class A Shares)	949
Distribution (12b-1) fees (Class C Shares)	825
Other expenses	1,442
TOTAL EXPENSES	161,569
Reimbursement by the Investment Advisor	(154,684)
NET EXPENSES	6,885

NET INVESTMENT LOSS	(3,827)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) on transactions from:
Investments	(1,025)
Foreign currency transactions	(698)
Net realized loss	(1,723)

Net change in unrealized appreciation on:
Investments	268,683
Foreign currency transactions	9
Net change in unrealized appreciation	268,692

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	266,969

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 263,142

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	August 31, 2009	February 28, 2009
	(Unaudited)
FROM OPERATIONS
Net investment loss	$ (3,827)	$ (13,751)
Net realized (loss) from investments	(1,723)	(621,899)
Net change in unrealized appreciation/(depreciation) on investments	268,692	(280,482)
Net increase/(decrease) in net assets resulting from operations	263,142	(916,132)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A Shares	24,529	429,151
Class C Shares	12,908	201,367
Class I Shares	-	441
Payments for shares redeemed
Class A Shares	(62,131)	(406,070)
Class C Shares	(19,680)	(135,436)
Net increase/(decrease) in net assets from shares of beneficial interest	(44,374)	89,453

TOTAL INCREASE / (DECREASE) IN NET ASSETS	218,768	(826,679)

NET ASSETS
Beginning of Period	424,950	1,251,629
End of Period*	$ 643,718	$ 424,950
* Includes accumulated net investment loss of:	$ (3,827)	$ (1,534)

SHARE TRANSACTIONS
Class A Shares:
Shares Sold	3,285	48,071
Shares Redeemed	(11,773)	(79,855)
Net increase / (decrease) in shares of beneficial interest outstanding	(8,488)	(31,784)

Class C Shares:
Shares Sold	1,771	22,935
Shares Redeemed	(3,363)	(23,652)
Net increase / (decrease) in shares of beneficial interest outstanding	(1,592)	(717)

Class I Shares:
Shares Sold	-	-
Net increase in shares of beneficial interest outstanding	-	-

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
CLASS A	August 31, 2009		February 28, 2009	February 29, 2008 (1)
	(Unaudited)
Net asset value,
beginning of period	$ 4.53		$ 9.90	$ 10.00

Loss from investment operations:
Net investment loss (2)	(0.04)		(0.09)	(0.03)
Net realized and unrealized
gain/(loss) on investments	3.20		(5.28)	(0.07)
Total from investment operations	3.16		(5.37)	(0.10)

Net asset value, end of period	$ 7.69		$ 4.53	$ 9.90

Total return	69.76%	(3)	(-54.24%)	(1.00%)	(3)

Net assets, end of year (000s)	$ 443		$ 299	$ 968

Ratio of gross expenses to average
net assets	58.37%	(4)	46.18%	125.20%	(4)
Ratio of net expenses to average
net assets	2.35%	(4)	2.35%	2.35%	(4)
Ratio of net investment loss
to average net assets	(1.24%)	(4)	(1.17%)	(1.65%)	(4)

Portfolio turnover rate	0.00%	(3)	51.65%	5.49%	(3)

(1)	Inception date August 1, 2007. Operations commenced on August 30, 2007.
(2)	Per share amounts calculated using the average shares method which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
CLASS C	August 31, 2009		February 28, 2009	February 29, 2008 (1)
	(Unaudited)
Net asset value,
beginning of period	$ 4.49		$ 9.87	$ 10.00

Loss from investment operations:
Net investment loss (2)	(0.06)		(0.12)	(0.05)
Net realized and unrealized
gain/(loss)loss on investments	3.18		(5.26)	(0.08)
Total from investment operations	3.12		(5.38)	(0.13)

Net asset value, end of period	$ 7.61		$ 4.49	$ 9.87

Total return	69.49%	(3)	(54.51%)	(1.30%)	(3)

Net assets, end of year (000s)	$ 193		$ 121	$ 274

Ratio of gross expenses to average
net assets	58.88%	(4)	46.78%	126.01%	(4)
Ratio of net expenses to average
net assets	2.85%	(4)	2.85%	2.85%	(4)
Ratio of net investment loss
to average net assets	(1.75%)	(4)	(1.62%)	(2.05%)	(4)

Portfolio turnover rate	0.00%	(3)	51.65%	5.49%	(3)

(1)	Inception date August 1, 2007. Operations commenced on August 30, 2007.
(2)	Per share amounts calculated using the average shares method which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
CLASS I	August 31, 2009		February 28, 2009	February 29, 2008 (1)
	(Unaudited)
Net asset value,
beginning of period	$ 4.57		$ 9.92	$ 10.00

Loss from investment operations:
Net investment loss (2)	(0.02)		(0.06)	(0.05)
Net realized and unrealized
gain/(loss) on investments	3.23		(5.29)	(0.03)
Total from investment operations	3.21		(5.35)	(0.08)

Net asset value, end of period	$ 7.78		$ 4.57	$ 9.92

Total return	70.24%		(53.93%)	(0.80%)	(3)

Net assets, end of year (000s)	$ 8		$ 5	$ 10

Ratio of gross expenses to average
net assets	57.89%	(4)	47.98%	125.26%	(4)
Ratio of net expenses to average
net assets	1.85%	(4)	1.85%	1.85%	(4)
Ratio of net investment loss
to average net assets	(0.74%)	(4)	(0.80%)	(0.95%)	(4)

Portfolio turnover rate	0.00%	(3)	51.65%	5.49%	(3)

(1)	Inception date August 1, 2007. Operations commenced on August 30, 2007.
(2)	Per share amounts calculated using the average shares method which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund

Notes to Financial Statements

August 31, 2009 (Unaudited)

1.

ORGANIZATION

The Greenwich Advisors India Select Fund (the “Fund”) is a diversified series of The Greenwich Advisors Trust (the “Trust”). The Trust was organized under the laws of the State of Ohio on December 22, 2006.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund is the only series of the Trust.  The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.  The Fund seeks long-term capital appreciation.  The Fund commenced operations on August 30, 2007.

The Fund currently offers three classes of shares:  Class A Shares, Class C Shares and Class I Shares.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with U.S. accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Greenwich Advisors, LLC (the “Advisor”) believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Securities traded on a foreign exchange are fair valued daily using an independent pricing service approved by the Board of Trustees (the “Board”).  Fair valuing of securities with the assistance of a pricing service is determined by using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

Greenwich Advisors India Select Fund

Notes to Financial Statements (Continued)

August 31, 2009 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2009 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.

*    Refer to the Portfolio of Investments for industry classification.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period.

New Accounting Pronouncements - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

Foreign Currency Translation: For purposes of determining the Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using historical exchange rates. Income is translated at approximate rates prevailing when accrued. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Greenwich Advisors India Select Fund

Notes to Financial Statements (Continued)

August 31, 2009 (Unaudited)

Security Transactions and Related Income: Security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends to Shareholders: Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributions from net realized gains, if any, are declared and distributed at least annually by the Fund.   Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “'book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.  Temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a “regulated investment company” and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Fund’s capital gains realized on foreign securities in the country of domicile.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax year of 2008 and 2009 and during the six months ended August 31, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdiction as U.S. Federal.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.   However, based on experience, the Fund expects that risk of loss to be remote.

3.

RELATED PARTY TRANSACTIONS

Investment Advisor

Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed daily and paid monthly at an annual rate of 1.25% of average net assets of the Fund.

Greenwich Advisors India Select Fund

Notes to Financial Statements (Continued)

August 31, 2009 (Unaudited)

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by underlying funds and extraordinary expenses) at 2.35% of its average daily net assets for Class A shares, 2.85% of its average daily net assets for Class C shares and 1.85% of its average daily net assets for Class I shares through June 30, 2010.  For the six months ended August 31, 2009 the Fund incurred $3,445 of advisory fees.

The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor provided that such repayment does not cause the total operating expenses for a class of shares to exceed the above Maximum Operating Expense Limits and the repayment is made within three years after the year in which the Advisor incurred the expense. Pursuant to its agreement, for the six months ended August 31, 2009, the Advisor waived or reimbursed fees in the amount of $154,684. As of August 31, 2009, the Advisor may potentially recapture $936,116 of which $307,704 expires on February 28, 2011, $473,728 expires on February 29, 2012 and $154,684 expires on February 28, 2013.

SBI Funds Management Private Ltd. (the “Sub-Advisor”) serves as the sub-advisor to the Fund. As compensation, the Advisor (not the Fund) will pay the Sub-Advisor a tiered fee based on average daily net assets of the Fund.

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $45,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 per class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended August 31, 2009, the Fund incurred expenses of $11,967 for compliance services pursuant to the Trust’s Agreement with NLCS.

Greenwich Advisors India Select Fund

Notes to Financial Statements (Continued)

August 31, 2009 (Unaudited)

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee. For the six months ended August 31, 2009, GemCom collected amounts totaling $4,358 for EDGAR and printing services performed.

Distributor

The Trust has retained Foreside Distribution Services, L.P. (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, Inc., to serve as principal underwriter for the shares of the Fund, pursuant to a Distribution Agreement between the Distributor and the Advisor.  Fees for such distribution services are paid to the Distributor by the Advisor.

Distribution Plan

The Fund has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Class A and Class C shares.  Pursuant to the Distribution Plan, the Fund will pay 0.50% and 1.00% of its average daily net assets attributable to its Class A and Class C shares, respectively. The Distribution Plan provides that the Fund pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares.

4.

PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, for the six months ended August 31, 2009, totaled:

Purchases

Sales

$0

$18,758

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For six months ended August 31, 2009, the Fund did not assess any redemption fees.

6.

FEDERAL TAX INFORMATION

As of the latest fiscal year end of February 28, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated
Capital and Other	Unrealized	Total Accumulated
Losses	Depreciation[1]	Earnings/(Deficit)
$(623,107)	$(381,968)	$(1,005,075)

1 The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

At February 28, 2009, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through February 28, 2017 of $262,239.

Greenwich Advisors India Select Fund

Notes to Financial Statements (Continued)

August 31, 2009 (Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.  The Fund had incurred and elected to defer capital losses of $360,868, which will be treated as arising on the first business day of the fiscal year ending February 28, 2010.

Permanent book and tax differences resulted in reclassification for the period ended February 28, 2009 as follows: a decrease in paid in capital of $11,901, a decrease in accumulated investment loss of $15,285 and an increase in accumulated net realized loss from investments and foreign currency transactions of $3,384.

7.

SUBSEQUENT EVENTS

Effective June 30, 2009, the Fund adopted FASB Statement of Financial Standards No. 165, “Subsequent Events” which had no impact on the Fund’s net assets or operations, but required disclosure in the Notes to Financial Statements at the date which subsequent events have been evaluated by management.  Management has evaluated subsequent events through October 30, 2009, the date the financial statements were issued.

Greenwich Advisors India Select Fund

Expense Examples

August 31, 2009

(Unaudited)

Table of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales (charges loads) on purchases, (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 through August 31, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Expense Ratio During Period
		3/1/09	8/31/09	3/1/09 - 8/31/09	3/1/09 - 8/31/09
India Select Fund	Class A	$ 1,000.00	$ 1,697.60	$ 15.98	2.35%
	Class C	1,000.00	1,694.90	19.36	2.85%
	Class I	1,000.00	1,702.40	12.60	1.85%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine that the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Expense Ratio During Period
		3/1/09	8/31/09	3/1/09 - 8/31/09	3/1/09 - 8/31/09

India Select Fund	Class A	$ 1,000.00	$ 1,013.36	$ 11.93	2.35%
	Class C	1,000.00	1,010.84	14.44	2.85%
	Class I	1,000.00	1,015.88	9.40	1.85%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (184) in the most recent fiscal half-year divided by the number of days (365) in the fiscal year.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-667-8733 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-667-8733.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. The prospectus contains more complete information, including investment objective, risks, expenses and charges and should be read carefully before investing or sending any money. To obtain a prospectus, please call 1-866-667-8733.

Mutual Funds are NOT FDIC insured. There is no bank guarantee.            Mutual funds may lose value.

The Greenwich Advisors India Select Fund is distributed by Foreside Fund Services, LLC.

INVESTMENT ADVISOR

Greenwich Advisors, LLC

330 Railroad Avenue

Greenwich, CT 06830

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

3 Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open – end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open – end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open – end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half year covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Greenwich Advisors Trust

By (Signature and Title)	/s/ Suhas Kundapoor
Suhas Kundapoor, President

Date November 6, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suhas Kundapoor
Suhas Kundapoor, President

Date November 6, 2009

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer

Date November 6, 2009